Tax matters - Deferred taxes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 19,295	$ 21,340	$ 20,757
Deferred tax liabilities	$ (1,690)	$ (3,440)	$ (3,461)
Deferred tax asset recovery period	10 years	10 years
Valuation of tangible and intangible assets
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 2,288	$ 2,146
Non-deductible provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	2,444	2,288
Impairment losses on financial assets at amortized cost
Detail of deferred tax assets and liabilities
Deferred tax assets	8,620	10,277
Net operating losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets	1	4
Capital losses carryforwards
Detail of deferred tax assets and liabilities
Deferred tax assets	2,333	2,660
Labor provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	1,238	1,416
Fees and interest collected in advance
Detail of deferred tax assets and liabilities
Deferred tax assets	1,299	1,053
Foreign exchange rate derivatives
Detail of deferred tax assets and liabilities
Deferred tax assets	1,072	1,496
Unrealized gains (losses) on financial instruments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(517)	(2,512)
Prepayments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(1,022)	(777)
Other
Detail of deferred tax assets and liabilities
Deferred tax liabilities	$ (151)	$ (151)